Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	8,500,000
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 25,330,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,498.07
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the shares of Class B common stock (“Class B Common Stock”) of Richtech Robotics Inc. (the “Company”) issued to the selling stockholder pursuant to a securities purchase agreement (the “Purchase Agreement”), dated as of January 27, 2026, in a private placement.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class B Common Stock on The Nasdaq Stock Market LLC on February 12, 2026 ($2.98 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.